Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS
Central Index Key	0001474365
Amendment Flag	false
Document Creation Date	Dec. 31, 2014
Document Effective Date	Jan. 01, 2015
Prospectus Date	Jan. 01, 2015
Capital Group Core Municipal Fund SM | Share class
Risk/Return:
Trading Symbol	CCMPX
Capital Group Short-Term Municipal Fund SM | Share class
Risk/Return:
Trading Symbol	CSTMX
Capital Group California Core Municipal Fund SM | Share class
Risk/Return:
Trading Symbol	CCCMX
Capital Group California Short-Term Municipal Fund SM | Share class
Risk/Return:
Trading Symbol	CCSTX
Capital Group Core Bond Fund SM | Share class
Risk/Return:
Trading Symbol	CCBPX
Capital Group Global Equity Fund SM | Share class
Risk/Return:
Trading Symbol	CGLOX
Capital Group Non-U.S. Equity Fund SM | Share class
Risk/Return:
Trading Symbol	CNUSX
Capital Group U.S. Equity Fund SM | Share class
Risk/Return:
Trading Symbol	CUSEX